Offerings	Oct. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, consisting of Subordinate Voting Shares, no par value, and Warrants to purchase Subordinate Voting Shares
Maximum Aggregate Offering Price	$ 2,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 317.63
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities registered hereby include an indeterminate number of additional securities as may become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions from time to time. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of additional units (the "Units"), with each Unit consisting of one subordinate voting share of the Registrant (each, a "Subordinate Voting Share") and one warrant to purchase one Subordinate Voting Share, that the Underwriter has the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate fee is required pursuant to Rule 457(i) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Subordinate Voting Shares, no par value
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate fee is required pursuant to Rule 457(i) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The Registrant has agreed to issue to the Underwriter, upon the closing of the offering, warrants to purchase up to a number of Subordinate Voting Shares equal to 4% of the total number of Units sold in this offering (the "Underwriter's Warrants"). Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required in connection with the registration of the Underwriter's Warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value, issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 3,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 476.44
Offering Note	A warrant, each to purchase one Subordinate Voting Share, will be issued for every one Subordinate Voting Share offered. The warrants will be exercisable at a per share price equal to 150% of the public offering price per share.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares, no par value, issuable upon exercise of the Underwriter's Warrants
Maximum Aggregate Offering Price	$ 138,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.06
Offering Note	The Underwriter's Warrants will have a per share exercise price of $0.97 per share. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Subordinate Voting Shares issuable upon exercise of the Underwriter's Warrants is equal to 4% of the units sold in the offering.